VIA EDGAR

December 26, 2006

Securities and Exchange Commission

Document Control

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Old Mutual Advisor Funds II

1933 Act File No. 002-99810

1940 Act File No. 881-04391

CIK No. 0000775180

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Old Mutual Advisor Funds II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Class Z, Advisor Class, Institutional Class and Class R Prospectus and the Statement of Additional Information for Old Mutual Advisor Funds II series funds that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 92 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A filed on December 21, 2006 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Associate Counsel

OLD MUTUAL CAPITAL, INC.